Trade Receivables, Net - Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix (Detail) - Trade receivables [member] $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of provision matrix [line items]
Gross carrying amount	$ 109,408,693	$ 3,560,322	$ 109,473,101
Loss allowance (Lifetime ECL)	(164,408)	(5,350)	(103,353)
Net Amount	$ 109,244,285	$ 3,554,972	$ 109,369,748
Not past due [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 102,857,157	$ 3,347,125	$ 105,538,390
Loss allowance (Lifetime ECL)	(20,445)	(665)	(18,062)
Net Amount	102,836,712	3,346,460	105,520,328
Less than 1 month [member]
Disclosure of provision matrix [line items]
Gross carrying amount	4,765,548	155,078	3,136,438
Loss allowance (Lifetime ECL)	(1,778)	(58)	(1,811)
Net Amount	$ 4,763,770	$ 155,020	$ 3,134,627
Less than 1 month [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Less than 1 month [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	10.00%	10.00%	10.00%
1 to 3 months [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 1,413,656	$ 46,002	$ 609,695
Loss allowance (Lifetime ECL)	(47,752)	(1,554)	(22,785)
Net Amount	$ 1,365,904	$ 44,448	$ 586,910
1 to 3 months [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
1 to 3 months [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	70.00%	70.00%	70.00%
More than 91 days [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 294,937	$ 9,598	$ 99,118
Loss allowance (Lifetime ECL)	(70,133)	(2,282)	(46,337)
Net Amount	$ 224,804	$ 7,316	$ 52,781
More than 91 days [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	1.00%	1.00%	1.00%
More than 91 days [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%
Individually impaired [member]
Disclosure of provision matrix [line items]
Gross carrying amount	$ 77,395	$ 2,519	$ 89,460
Loss allowance (Lifetime ECL)	(24,300)	(791)	(14,358)
Net Amount	$ 53,095	$ 1,728	$ 75,102
Individually impaired [member] | Bottom of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%	0.00%
Individually impaired [member] | Top of range [member]
Disclosure of provision matrix [line items]
Expected credit loss rate	100.00%	100.00%	100.00%